COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)			12 Months Ended
	Oct. 24, 2022	May 04, 2021	Mar. 31, 2023	Mar. 31, 2022	Nov. 15, 2021
Shares issued during settlement					93,000,000
Fair value of stock issued					$ 29,388,000
Common share value					$ 0.316
Stock payable				28,494,706
Reclassified stock payable				$ 9,415,950
Common stock issued in business agreement ,shares			100,000
Common stock, par value			$ 0.0001	$ 0.0001
Preferred stock, per share				0.0001
Series A Convertible Preferred Stock [Member]
Preferred stock, per share	$ 0.0001		$ 0.0001	$ 0.0001
Series F Convertible Preferred Stock [Member]
Preferred stock, per share	0.0001
Series E Redeemable Convertible Preferred Stock [Member]
Preferred stock, per share	$ 0.0001
Merger Agreement [Member]
Business consideration description	(i) 5,000,000 Yotta Shares if the Surviving Corporation has at least $15,000,000 in revenue during the fiscal year ended March 31, 2024 and (ii) 5,000,000 Yotta Shares if the Surviving Corporation has at least $30,000,000 in revenue during the fiscal year ended March 31, 2025 (collectively, the “Contingent Merger Consideration Shares”).
Common Stock [Member]
Common stock issued in business agreement ,shares			250,000
Common Stock [Member] | Merger Agreement [Member]
Common stock issued in business agreement ,shares	17,500,000
Common stock, par value	$ 0.0001
Gary Shover [Member] | Common Stock [Member]
Common stock issued in business agreement ,shares			61,558,203
Fair value issued out of stock payable			$ 19,445,284
April 1, 2015 [Member]
Salary and wage, excluding cost of good and service sold			$ 96,000
Employment agreement description			The Employment Agreement provides that in the event the employee is terminated without cause or resigns for good reason (as defined in their Employment Agreement), the employee will receive, as severance the employee’s base salary for a period of 60 months following the date of termination. In the event of a change of control of the Company, the employee may elect to terminate the Employment Agreement within 30 days thereafter and upon such termination would receive a lump sum payment equal to 500% of the employee’s base salary.
April 1, 2015 [Member] | Mr Easterling [Member]
Salary and wage, excluding cost of good and service sold		$ 180,000